Organization - Additional Information (Details) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2020 USD ($)
Cash Acquired From Business Acquisition And PIPE Financing	$ 43,800
Cash and cash equivalents	26,106	$ 7,598
Proceeds From Share Subscription Facility Provided By Business Acquired	125,000
Payment For Settlement Of Debt Outstanding	$ 106,000
Percentage Of Employees	50.00%
Gain On Forgiveness Of PPP Loan	$ 2,515	$ 0
PIPE Shares [Member] | Subscription Agreement [Member]
Number Of Shares Subscribed To Purchase | shares	3,695,000
Per share Price Of Subscribed Shares | $ / shares	$ 10
Value Of Subscribed Shares	$ 37,000
Except Series B And Series C Convertible Preferred Stock (Legacy Quanergy) [Member]
Common Stock Convertible Conversion Ratio	3.8799
Series B Convertible Preferred Stock (Legacy Quanergy) [Member]
Common Stock Convertible Conversion Ratio	11.5423
Series C Convertible Preferred Stock (Legacy Quanergy) [Member]
Common Stock Convertible Conversion Ratio	14.3118